Dividends paid (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Dividends paid
Final dividend - prior year	R 6,341	R 9,295	R 23
Interim dividend - current year	1,292	4,459	26
Dividends paid	R 7,633	R 13,754	R 49